Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB DISCOVERY GROWTH FUND, INC.
Entity Central Index Key	0000019614
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000028070
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Advisor Class
Trading Symbol	CHCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	11.71%	7.11%	10.03%
Advisor Class (with sales charges)	11.71%	7.11%	10.03%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2500 Growth Index	11.93%	8.52%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,660,015,184
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 16,035,235
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,660,015,184
# of Portfolio Holdings	88
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$16,035,235

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	26.0%
Information Technology	22.3%
Health Care	19.6%
Consumer Discretionary	12.8%
Financials	6.8%
Consumer Staples	4.3%
Energy	3.3%
Investment Companies	1.7%
Real Estate	1.0%
Short-Term Investments	5.3%
Other assets less liabilities	-3.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Lennox International, Inc.	$59,201,327	2.2%
Manhattan Associates, Inc.	$57,331,788	2.2%
Pure Storage, Inc. - Class A	$51,333,042	1.9%
Natera, Inc.	$50,170,281	1.9%
XPO, Inc.	$49,684,985	1.9%
TechnipFMC PLC	$47,826,285	1.8%
Comfort Systems USA, Inc.	$46,043,494	1.7%
Ryan Specialty Holdings, Inc.	$45,200,901	1.7%
iShares Russell 2000 Growth ETF	$44,516,977	1.7%
Universal Display Corp.	$43,378,620	1.6%
Total	$494,687,700	18.6%

Material Fund Change [Text Block]
C000028067
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class A
Trading Symbol	CHCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCLX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCLX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	11.51%	6.88%	9.78%
Class A (with sales charges)	6.73%	5.95%	9.30%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2500 Growth Index	11.93%	8.52%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,660,015,184
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 16,035,235
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,660,015,184
# of Portfolio Holdings	88
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$16,035,235

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	26.0%
Information Technology	22.3%
Health Care	19.6%
Consumer Discretionary	12.8%
Financials	6.8%
Consumer Staples	4.3%
Energy	3.3%
Investment Companies	1.7%
Real Estate	1.0%
Short-Term Investments	5.3%
Other assets less liabilities	-3.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Lennox International, Inc.	$59,201,327	2.2%
Manhattan Associates, Inc.	$57,331,788	2.2%
Pure Storage, Inc. - Class A	$51,333,042	1.9%
Natera, Inc.	$50,170,281	1.9%
XPO, Inc.	$49,684,985	1.9%
TechnipFMC PLC	$47,826,285	1.8%
Comfort Systems USA, Inc.	$46,043,494	1.7%
Ryan Specialty Holdings, Inc.	$45,200,901	1.7%
iShares Russell 2000 Growth ETF	$44,516,977	1.7%
Universal Display Corp.	$43,378,620	1.6%
Total	$494,687,700	18.6%

Material Fund Change [Text Block]
C000028069
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class C
Trading Symbol	CHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.70%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	10.40%	6.04%	8.92%
Class C (with sales charges)	9.40%	6.04%	8.92%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2500 Growth Index	11.93%	8.52%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,660,015,184
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 16,035,235
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,660,015,184
# of Portfolio Holdings	88
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$16,035,235

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	26.0%
Information Technology	22.3%
Health Care	19.6%
Consumer Discretionary	12.8%
Financials	6.8%
Consumer Staples	4.3%
Energy	3.3%
Investment Companies	1.7%
Real Estate	1.0%
Short-Term Investments	5.3%
Other assets less liabilities	-3.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Lennox International, Inc.	$59,201,327	2.2%
Manhattan Associates, Inc.	$57,331,788	2.2%
Pure Storage, Inc. - Class A	$51,333,042	1.9%
Natera, Inc.	$50,170,281	1.9%
XPO, Inc.	$49,684,985	1.9%
TechnipFMC PLC	$47,826,285	1.8%
Comfort Systems USA, Inc.	$46,043,494	1.7%
Ryan Specialty Holdings, Inc.	$45,200,901	1.7%
iShares Russell 2000 Growth ETF	$44,516,977	1.7%
Universal Display Corp.	$43,378,620	1.6%
Total	$494,687,700	18.6%

Material Fund Change [Text Block]
C000028073
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class I
Trading Symbol	CHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	11.65%	7.08%	10.00%
Class I (with sales charges)	11.65%	7.08%	10.00%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2500 Growth Index	11.93%	8.52%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,660,015,184
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 16,035,235
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,660,015,184
# of Portfolio Holdings	88
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$16,035,235

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	26.0%
Information Technology	22.3%
Health Care	19.6%
Consumer Discretionary	12.8%
Financials	6.8%
Consumer Staples	4.3%
Energy	3.3%
Investment Companies	1.7%
Real Estate	1.0%
Short-Term Investments	5.3%
Other assets less liabilities	-3.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Lennox International, Inc.	$59,201,327	2.2%
Manhattan Associates, Inc.	$57,331,788	2.2%
Pure Storage, Inc. - Class A	$51,333,042	1.9%
Natera, Inc.	$50,170,281	1.9%
XPO, Inc.	$49,684,985	1.9%
TechnipFMC PLC	$47,826,285	1.8%
Comfort Systems USA, Inc.	$46,043,494	1.7%
Ryan Specialty Holdings, Inc.	$45,200,901	1.7%
iShares Russell 2000 Growth ETF	$44,516,977	1.7%
Universal Display Corp.	$43,378,620	1.6%
Total	$494,687,700	18.6%

Material Fund Change [Text Block]
C000144785
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class Z
Trading Symbol	CHCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Z (without sales charges)	11.75%	7.17%	10.08%
Class Z (with sales charges)	11.75%	7.17%	10.08%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2500 Growth Index	11.93%	8.52%	9.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,660,015,184
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 16,035,235
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,660,015,184
# of Portfolio Holdings	88
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$16,035,235

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	26.0%
Information Technology	22.3%
Health Care	19.6%
Consumer Discretionary	12.8%
Financials	6.8%
Consumer Staples	4.3%
Energy	3.3%
Investment Companies	1.7%
Real Estate	1.0%
Short-Term Investments	5.3%
Other assets less liabilities	-3.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Lennox International, Inc.	$59,201,327	2.2%
Manhattan Associates, Inc.	$57,331,788	2.2%
Pure Storage, Inc. - Class A	$51,333,042	1.9%
Natera, Inc.	$50,170,281	1.9%
XPO, Inc.	$49,684,985	1.9%
TechnipFMC PLC	$47,826,285	1.8%
Comfort Systems USA, Inc.	$46,043,494	1.7%
Ryan Specialty Holdings, Inc.	$45,200,901	1.7%
iShares Russell 2000 Growth ETF	$44,516,977	1.7%
Universal Display Corp.	$43,378,620	1.6%
Total	$494,687,700	18.6%

Material Fund Change [Text Block]